Goodwill (Tables)	12 Months Ended
Dec. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Activity and Balances in Goodwill

A summary of the activity and balances in goodwill is as follows:

Balance at January 2, 2011	$53,826
Additions from acquisitions	145,573

Balance at January 1, 2012	199,399
Adjustments to prior year allocation	(969)
Additions from acquisitions	169,648

Balance at December 30, 2012	$368,078